Equity (Details) - Schedule of 2022 Performance Incentive Plan	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of 2022 Performance Incentive Plan [Abstract]
Number of share award grant, Beginning	1,650,000
Issued during the year		3,300,000
Exercised during the year	(1,650,000)	(1,650,000)
Number of share award grant, Ending		1,650,000